Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operation	$ 10,225,497	$ 6,460,653
Income loss from discontinued operations	244,586	(879,237)
Income loss from discontinued operations	(244,586)	879,237
Accumulated deficit	$ 20,540,569	$ 10,559,658